MainStay Epoch U.S. Equity Yield Fund (Prospectus Summary) | MainStay Epoch U.S. Equity Yield Fund
MainStay Epoch U.S. Equity Yield Fund

MAINSTAY FUNDS TRUST

MainStay Epoch U.S. Equity Yield Fund

(the “Fund”)

Supplement dated May 1, 2018 (“Supplement”) to the Prospectus dated February 28, 2018, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

The Fund has selected the U.S. Equity Yield Composite Index as its new secondary benchmark in replacement of the Russell 1000® Index. Accordingly, the following changes are effective immediately:

1.	The first paragraph in the section entitled “Past Performance” of the Prospectus with respect to the Fund is deleted in its entirety and replaced with the following:

Past Performance

The following bar chart and table indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one- and five-year periods and the life of the Fund compare to those of a broad-based securities market index, as well as a composite index. The Fund has selected the Russell 1000® Value Index as its primary benchmark. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Fund has selected the U.S. Equity Yield Composite Index as its secondary benchmark. The U.S. Equity Yield Composite Index consists of the MSCI USA High Dividend Yield Index and the MSCI USA Minimum Volatility (USD) Index weighted at 60% and 40%, respectively. The MSCI USA High Dividend Yield Index is based on the MSCI USA Index and includes large and mid-cap stocks. The MSCI USA High Dividend Yield Index is designed to reflect the performance of equities in the MSCI USA Index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The MSCI USA Minimum Volatility (USD) Index aims to reflect the performance characteristics of a minimum variance strategy applied to the large and mid-cap USA equity universe. The MSCI USA Minimum Volatility (USD) Index is calculated by optimizing the MSCI USA Index in USD for the lowest absolute risk (within a given set of constraints).

2.	In the section entitled “Past Performance” of the Prospectus with respect to the Fund, the table entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

As of March 31, 2018, the Class I shares of the Fund had a year to date return of -3.78%.
Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - - MainStay Epoch U.S. Equity Yield Fund	1 Year	5 Years	Since Inception	Inception Date
Class I	16.91%	14.34%	14.45%	Dec. 03, 2008
Class I | After Taxes on Distributions	15.08%	12.87%	12.62%
Class I | After Taxes on Distributions and Sales	10.45%	11.20%	11.64%
Class A	10.24%	12.77%	13.40%	Feb. 03, 2009
Investor Class	10.02%	12.57%	10.98%	Nov. 16, 2009
Class C	14.56%	13.02%	10.95%	Nov. 16, 2009
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	13.66%	14.04%	13.95%
U.S. Equity Yield Composite Index (reflects no deductions for fees, expenses, or taxes)	18.44%	14.55%	14.28%

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.